Stockholders' Equity	12 Months Ended
Dec. 31, 2013
Stockholders' Equity
Note 10.	Stockholders’ Equity

APAM—Stockholders’ Equity

As of December 31, 2013, APAM had the following authorized and outstanding equity:

	Shares at December 31, 2013		Voting Rights(1)	Economic Rights(2)
	Authorized	Outstanding
Common shares
Class A, par value $0.01 per share	500,000,000	19,807,436	1 vote per share	Proportionate
Class B, par value $0.01 per share	200,000,000	25,271,889	5 votes per share	None
Class C, par value $0.01 per share	400,000,000	25,206,554	1 vote per share	None

Preferred shares
Convertible preferred, par value $0.01 per share	15,000,000	1,198,128	1 vote per share	Proportionate

(1)

Artisan Investment Corporation and each of the Company’s employees to whom Artisan has granted equity have entered into a stockholders agreement with respect to all shares of APAM common stock they have acquired from the Company and any shares they may acquire from the Company in the future, pursuant to which they granted an irrevocable voting proxy to a Stockholders Committee. As of December 31, 2013, Artisan’s employees held 1,575,157 shares of Class A common stock subject to the agreement and all 25,271,889 outstanding shares of Class B common stock, and Artisan Investment Corporation held 9,627,644 shares of Class C common stock.

(2)

The holders of preferred units of Holdings are entitled to preferential distributions in the case of a partial capital event or upon dissolution of Holdings. In the case of any distributions on the preferred units, prior to declaring or paying any dividends on the Class A common stock, APAM must pay the holders of convertible preferred stock a dividend equal to the distribution APAM received in respect of the preferred units it holds, net of taxes, if any.

APAM is dependent on cash generated by Holdings to fund any dividends. Generally, Holdings will make distributions to all of its partners, including APAM, based on the proportionate ownership each holds in Holdings. APAM will fund dividends to its stockholders from its proportionate share of those distributions after provision for its taxes and other obligations. APAM declared and paid a dividend of $0.43 per share of outstanding Class A common stock during each of the third and fourth quarters of 2013.

APAM issued the following shares during the year ended December 31, 2013:

Class A Common Stock

APAM issued 12,712,279 shares of Class A common stock in the IPO. APAM also granted a total of 16,670 restricted stock units with respect to Class A common stock to non-employee directors in connection with the IPO. Following the first anniversary of the IPO (absent an earlier waiver by APAM), subject to certain conditions and restrictions, each Class A, Class B, Class D and Class E unit of Holdings (together with the corresponding share of Class B or Class C common stock) will be exchangeable for one share of Class A common stock. The preferred units of Holdings (together with the corresponding shares of Class C common stock) will also be exchangeable for Class A common stock, though in certain circumstances on less than a one-for-one basis. APAM’s convertible preferred stock is convertible into Class A common stock generally on a one-for-one basis, though in certain circumstances on a less than one-for-one basis.

On July 17, 2013, APAM issued 1,575,157 restricted shares of Class A common stock to its employees and employees of its subsidiaries. In general, these restricted shares will vest pro rata in the third fiscal quarter of each of the next five years.

On November 6, 2013, APAM issued 5,520,000 shares of Class A common stock in the November 2013 Offering. See Note 2, “Reorganization and IPO” further describes the transactions relating to this issuance.

Class B Common Stock

APAM issued 26,271,120 shares of Class B common stock to employee-partners in amounts equal to the number of Class B common units those individuals held in Holdings. Upon termination of employment with Artisan, an employee-partner’s vested Class B common units are automatically exchanged for Class E common units; unvested Class B common units are forfeited. The employee-partner’s shares of Class B common stock are canceled and APAM issues the former employee-partner a number of shares of Class C common stock equal to the former employee-partner’s number of Class E common units. The former employee-partner’s Class E common units are exchangeable for Class A common stock subject to the same restrictions and limitations on exchange applicable to the other common units of Holdings. During the year ended December 31, 2013, 999,231 shares of Class B common stock were canceled as a result of the termination of employment of employee-partners.

Class C Common Stock

APAM issued 28,442,643 shares of Class C common stock to certain investors in Holdings. The number of shares issued was equal to the number of units the investors held in Holdings. During the year ended December 31, 2013, 4,152,665 shares of Class C common stock were purchased from certain investors in Holdings with a portion of the net proceeds received in the November 2013 Offering and 916,576 shares of Class C common stock were issued to former employee-partners in connection with the termination of their employment as described above.

Convertible Preferred Stock

APAM issued 2,565,463 shares of convertible preferred stock in connection with the H&F Corp Merger as described in Note 2, “Reorganization and IPO” and repurchased 1,367,335 shares of the convertible preferred stock with a portion of the net proceeds received in the November 2013 Offering. Shares of APAM convertible preferred stock are convertible into Class A common stock generally on a one-for-one basis, though in certain circumstances on a less than one-for-one basis. When the holders of APAM convertible preferred stock are no longer entitled to preferential distributions, all shares of convertible preferred stock will automatically convert into shares of Class A common stock at the conversion rate plus cash in lieu of fractional shares.

Artisan Partners Holdings—Partners’ Deficit

Prior to the reorganization described in Note 2, “Reorganization and IPO”, Holdings was a private company. Holdings had several outstanding classes of partnership units held by investors.

Holdings historically made distributions of its net income to the holders of its partnership units for income taxes as required under the terms of the partnership agreement and also made additional distributions of its net income under the terms of the partnership agreement. The distributions have been recorded in the financial statements on the declaration date, or on the payment date in lieu of a declaration date.

Holdings’ partnership distributions totaled $332.0 million, $135.0 million and $122.8 million for the years ended December 31, 2013, 2012 and 2011, respectively. The portion of these distributions made prior to the IPO to the holders of Class B common units (which were classified as liability awards prior to the IPO) are reflected as compensation and benefits expense within the Consolidated Statements of Operations, and totaled $65.7 million, $54.2 million and $55.7 million for the years ended December 31, 2013, 2012 and 2011, respectively. The portion of these distributions made prior to the IPO to the other partners of Holdings and, after the IPO, to all partners impact total stockholders’ equity, with the exception of the portion of distributions made to APAM, the general partner of Holdings. Holdings distributions to APAM totaled $41.5 million for the year ended December 31, 2013.

The pre-IPO partners of Holdings received APAM shares in connection with the reorganization and IPO, as described above.